8. Income Taxes (Details 1) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details 1Abstract
Tax expense at statutory rate (21% in 2018)									$ 3,361	$ 4,833	$ 3,991
Differences:
State income tax, net of federal income tax effect									358	307	339
Tax exempt interest income									(990)	(1,594)	(1,681)
Increase in cash surrender value of life insurance									(81)	(136)	(138)
Nondeductible interest and other expense									23	46	78
Impact of Tax Cuts and Jobs Act									0	588	0
Other									(47)	(97)	(28)
Total income tax	$ 690	$ 687	$ 595	$ 652	$ 1,267	$ 1,177	$ 925	$ 578	$ 2,624	$ 3,947	$ 2,561